BUSINESS COMBINATIONS AND TRANSACTIONS - Schedule of Pro Forma Information and Nonrecurring Adjustments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Material and nonrecurring pro forma adjustments:
Revenue, net	$ 9,228,853	$ 6,454,402	$ 4,345,939
Merger & IPO costs	0	(30,072)	(396)
Net impact of interest, net of tax	61,485	27,030	10,523
Removal of equity method earnings of Legacy Dole investment, net of tax	$ (6,726)	(48,027)	(30,279)
Legacy Dole
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue		9,285,672	8,969,405
Net income attributable to Dole plc		151,651	8,567
Legacy Dole | Acquisition-related Costs
Material and nonrecurring pro forma adjustments:
Incremental charges on biological assets and inventory and depreciation impact		0	(98,162)
Merger & IPO costs		0	(30,876)
Net impact of interest, net of tax		0	29,653
Removal of equity method earnings of Legacy Dole investment, net of tax		(24,396)	(19,134)
Legacy Dole | Acquisition-related Costs | Eliminations
Material and nonrecurring pro forma adjustments:
Revenue, net		$ (72,389)	$ (48,533)